Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Assets, Liabilities and Transactions in Foreign Currencies

	Assets					Liabilities
Balances	Short-Term		Long-Term		Short-Term			Long- Term
As of December 31, 2021
U.S. dollars	Ps.	74,994	Ps.	983	Ps.	6,310	Ps.	125,447
Euros		74		—		355		27,896
Other currencies		46		1,325		557		—
Total	Ps.	75,114	Ps.	2,308	Ps.	7,222	Ps.	153,343
As of December 31, 2020
U.S. dollars	Ps.	69,612	Ps.	1,143	Ps.	5,590	Ps.	122,000
Euros		479		—		458		24,521
Other currencies		46		1,349		21		—
Total	Ps.	70,137	Ps.	2,492	Ps.	6,069	Ps.	146,521

			Other Operating		Purchases
Transactions	Revenues		Revenues		of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Other
For the year ended
December 31, 2021
U.S. dollars	Ps.	4,261	Ps.	2,107	Ps.	20,009	Ps.	3,466	Ps.	826	Ps.	180	Ps.	2,908
Euros		14		—		81		1,371		16		8		1
Other currencies		7		14		—		—		1		—		64
Total	Ps.	4,282	Ps.	2,121	Ps.	20,090	Ps.	4,837	Ps.	843	Ps.	188	Ps.	2,973
For the year ended
December 31, 2020
U.S. dollars	Ps.	4,213	Ps.	1,478	Ps.	16,398	Ps.	13,660	Ps.	480	Ps.	79	Ps.	2,413
Euros		—		—		35		0		20		—		1
Other currencies		125		52		3		532		3		—		103
Total	Ps.	4,338	Ps.	1,530	Ps.	16,436	Ps.	14,192	Ps.	503	Ps.	79	Ps.	2,517
For the year ended
December 31, 2019
U.S. dollars	Ps.	5,487	Ps.	5,612	Ps.	17,941	Ps.	2,183	Ps.	718	Ps.	3,388	Ps.	4,348
Euros		—		—		538		397		33		5		2
Other currencies		1		982		—		—		2		—		132
Total	Ps.	5,488	Ps.	6,594	Ps.	18,479	Ps.	2,580	Ps.	753	Ps.	3,393	Ps.	4,482

Summary of Exchange Rates

Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 8,
	2021	2020	2022
U.S. dollar	20.5835	19.9487	20.0665
Euro	23.2753	24.5213	21.9006